Discontinued Operations - Additional Information (Detail)		6 Months Ended
	Oct. 01, 2018	Jun. 30, 2019
Financial & risk [member]
Income loss from continuing and discontinued operations [line items]
Percentage of ownership stake sold	55.00%
Refinitiv [member]
Income loss from continuing and discontinued operations [line items]
Percentage of ownership stake retained		45.00%